Property, Plant and Equipment (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 532,346	$ 696,200	$ 785,893	$ 991,408
Construction in progress	$ 3,143,754		$ 1,829,057